Accrued Liabilities and Other Payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of accrued liabilities and other payables
	2021	2020
Education and union fund and social insurance payable	$377,490	$373,740
Consulting and legal expenses	31,090	31,090
Accrued payroll and welfare	257,665	255,278
Other	37,400	66,588
Total	$703,645	$726,696

	2020	2019
Education and union fund and social insurance payable	$373,740	$843,807
Consulting and legal expenses	31,090	40,602
Accrued payroll and welfare	255,278	254,882
Other	66,588	45,460
Total	$726,696	$1,184,751